Property, plant and equipment - Interest and AFUDC Capitalized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of Capitalization [Line Items]
Total	$ 12,246	$ 15,053
Non-regulated property
Schedule of Capitalization [Line Items]
Interest capitalized on non-regulated property	3,313	9,359
Interest expense
Schedule of Capitalization [Line Items]
AFUDC capitalized on regulated property:	3,208	3,475
Interest, dividend and other income
Schedule of Capitalization [Line Items]
AFUDC capitalized on regulated property:	$ 5,725	$ 2,219